Trade and other payables - Summary of trade and other payables, amounts falling due within one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	£ 9,351.1	£ 11,182.3
Deferred income	1,310.5	1,599.0
Payments due to vendors (earnout agreements)	73.3	62.0
Liabilities in respect of put option agreements with vendors	14.9	18.8
Fair value of derivatives	40.2	58.0
Other creditors and accruals	2,365.8	2,914.8
Total	£ 13,155.8	£ 15,834.9